Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Stock-Based Compensation

NOTE 9 – STOCK-BASED COMPENSATION

Options

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding options survived. The below information details the Company’s associated option activity.

As of March 31, 2021, options to purchase Common Stock were outstanding under three stock option plans – the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Under the 2017 Plan, up to 2,000,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Under the 2015 and 2005 Plans, taken together, up to 7,250,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

Employees, consultants, and directors are eligible for awards granted under the 2017 and 2015 Plans. The Company registered an additional total of 20,000,000 shares of its common stock, $0.01 par value per share (“Common Stock”), which may be issued pursuant to the Registrant’s Amended and Restated 2015 Equity Incentive Plan (the “Plan”). Such additional shares were approved by the shareholders of the Company on August 10, 2020 and as reported to the Securities and Exchange Commission (the “SEC”) vide a Current Report on Form 8-K on August 14, 2020. As such, the total number of shares of the Company’s common stock available for issuance under the 2015 plan is 27,250,000.

Since the adoption of the 2015 Plan, no further awards may be granted under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms.

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
For the three months ended March 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Outstanding at March 31, 2021	3,941,301	$0.78

For the year ended December 31, 2020

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2020	6,145,044	$0.75
Expired or canceled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at March 31, 2021:

			Weighted-
		Weighted-	Average
	Outstanding	Average	Exercise	Number
Exercise prices	Options	Remaining Life	Price	Exercisable

$0.22	1,750,000	7.22	$0.22	1,750,000
0.38	900,000	5.79	0.38	900,000
0.73	762,500	4.97	0.73	762,500
1.37	150,000	4.30	1.37	150,000
1.43	300,000	4.16	1.43	300,000
11.88	2,359	0.76	11.88	2,359
15.00	75,000	4.16	15.00	75,000
19.80	1,442	0.59	19.80	1,442
	3,941,301	6.05	$0.78	3,941,301

The compensation expense attributed to the issuance of the options is recognized as they are vested.

The employee stock option plan stock options are generally exercisable for ten years from the grant date and vest over various terms from the grant date to three years.

The aggregate intrinsic value totaled $0 and was based on the Company’s closing stock price of $0.36 as of March 31, 2021, which would have been received by the option holders had all option holders exercised their options as of that date. Correspondingly, the aggregate intrinsic value totaled $0 and was based on the Company’s closing stock price of $0.22 as of December 31, 2020, which would have been received by the option holders had all option holders exercised their options as of that date.

As of March 31, 2021, there was no future compensation cost as all stock options vested prior to December 31, 2019 and the compensation was fully expensed prior to the Merger and no new options have been granted since then.

In August 2019, the Company entered into Employment Agreements and incentive compensation arrangements with each of its executive officers, including Dr. Vuong Trieu, the Chief Executive Officer; Dr. Fatih Uckun, the Chief Medical Officer; Dr. Chulho Park, its Chief Technology Officer; and Mr. Amit Shah, the Chief Financial Officer. Details of the agreements and the incentive compensation is described in detail in Note 11 – Commitments & Contingencies under “Employment Agreements”. The incentive stock options or the restricted stock awards granted to the Company’s executive officers have not been granted as of the date of this filing.

Warrants

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding warrants survived. The below information represents the Company’s associated warrant activity.

During the three months ended March 31, 2021, 2,035,000 warrants were issued related to private placement. Fair value of these warrants on issue date amounted to $467,637 with an expected life of 1.5 years, as calculated using Black Scholes valuation model.

In February 2020, the Company offered to cancel to all the prior warrants of the warrant holders from the 2018 debt financing and offered to reissue new warrants to such warrant holders. Out of all the warrant holders, holders of 13,750,000 warrants opted to participate in the reissuance during the same period in 2020. The company recognized stock-based compensation of $2.1 million as the fair value of the warrants using a Black Scholes valuation model. No similar expense was recorded for the three months ended March 31, 2021.

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, as of March 31, 2021 and December 31, 2020 are summarized as follows:

		Weighted-
		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during three months ended March 31, 2021	2,035,000	0.20
Outstanding at March 31, 2021	20,737,500	$0.20

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

The following table summarizes information about warrants outstanding and exercisable at March 31, 2021:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	2.08	$0.20	1,487,500
0.20	19,250,000	2.15	0.20	19,250,000
	20,737,500	2.15	$0.20	20,737,500

13,750,000 warrants issued during the three months ended March 31, 2020 were as recorded stock-based compensation of $2.1 million as the fair value of the warrants using a Black Scholes valuation model using the following input values. The expense attributed to the issuances of the warrants was recognized as they vested/earned. These warrants are exercisable for three to five years from the grant date. All the warrants are currently exercisable.

Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

NOTE 10 – STOCK-BASED COMPENSATION

Options

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding options survived. The below information details the Company’s associated option activity pre and post-merger.

As of December 31, 2020, options to purchase the Company’s Common Stock were outstanding under three stock option plans – the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Under the 2017 Plan, up to 2,000,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Under the 2015 and 2005 Plans, taken together, up to 7,250,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Employees, consultants, and directors are eligible for awards granted under the 2017 and 2015 Plans. Since the adoption of the 2015 Plan, no further awards may be granted under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms. Further, the shareholders of the Company have approved the expansion of the pool available under the 2015 Plan up to 20,000,000 shares of the Company’s Common Stock that may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

Compensation based stock option activity for qualified and unqualified stock options for the years ended December 31, 2020 and 2019 are summarized as follows:

		Weighted
For the year ended December 31, 2020		Average
	Shares	Exercise Price
Outstanding at January 1, 2020	6,145,044	$0.75
Expired or cancelled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

		Weighted
For the year ended December 31, 2019		Average
	Shares	Exercise Price
Outstanding at January 2019	6,785,617	$0.75
Expired or canceled	(640,573)	0.62
Outstanding at December 31, 2019	6,145,044	$0.75

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2020:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.22	1,750,000	7.47	$0.22	1,750,000
0.38	900,000	6.03	0.38	900,000
0.73	762,500	5.22	0.73	762,500
1.37	150,000	4.55	1.37	150,000
1.43	300,000	4.41	1.43	300,000
11.88	2,359	1.00	11.88	2,359
15.00	75,000	4.41	15.00	75,000
19.80	1,442	0.83	19.80	1,442
	3,941,301	6.30	$0.78	3,941,301

The compensation expense attributed to the issuance of the options is recognized as they are vested.

The employee stock option plan stock options are generally exercisable for ten years from the grant date and vest over various terms from the grant date to three years.

The aggregate intrinsic value totaled $0 and was based on the Company’s closing stock price of $0.22 as of December 31, 2020, which would have been received by the option holders had all option holders exercised their options as of that date. Correspondingly, the aggregate intrinsic value totaled $0 and was based on the Company’s closing stock price of $0.19 as of December 31, 2019, which would have been received by the option holders had all option holders exercised their options as of that date.

As of December 31, 2020, there was no future compensation cost as all stock options vested as the compensation was fully expensed prior to the Merger and no new options have been granted since then.

In April 2019 and in conjunction with the close of the Merger, the Company recorded approximately $341,000 in compensation cost as a result of the acceleration of the vesting schedule of approximately 328,000 Oncotelic Inc.’s options. Pursuant to the Merger these options were converted into Common Stock and Series A Preferred Shares in the Company.

In August 2019, the Company entered into Employment Agreements and incentive compensation arrangements with each of its executive officers, including Dr. Vuong Trieu, the Chief Executive Officer; Dr. Fatih Uckun, the Chief Medical Officer; Dr. Chulho Park, its Chief Technology Officer; and Mr. Amit Shah, the Chief Financial Officer. Details of the agreements and the incentive compensation is described in detail in Note 12 – Commitments & Contingencies under “Employment Agreements”. The incentive stock options or the restricted stock awards granted to the Company’s executive officers have not been granted as of the date of this filing.

Warrants

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding warrants survived. The below information represents the Company’s associated warrant activity pre-merger and post-merger.

In February 2020, the Company offered to cancel to all the prior warrants of the warrant holders from the 2018 debt financing and offered to reissue new warrants to such warrant holders. Out of all the warrant holders, holders of 13,750,000 warrants opted to participate in the reissuance. In addition, the Company issued 3,465,000 new warrants to certain accredited investors in connection with the financing through JH Darbie (See note 7). The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2020 and 2019, respectively are summarized as follows:

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

		Weighted-
For the year ended December 31, 2019		Average
	Shares	Exercise Price

Outstanding at January 1, 2019	24,380,893	$1.05
Expired or cancelled	(4,865,106)	2.82
Outstanding at December 31, 2019	19,515,787	$0.60

The following table summarizes information about warrants outstanding and exercisable at December 31, 2020:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	2.50	$0.20	1,487,500
0.20	3,465,000	2.75-3.00	0.20	-
0.20	13,750,000	2.50	0.20	13,750,000

	18,702,500	2.50	$0.20	15,237,500

The expense attributed to the issuances of the warrants was recognized as they vested/earned. These warrants were exercisable for three to five years from the grant date. There were no warrants issued during the year ended December 31, 2019. 13,750,000 warrants were issued during the year ended December 31, 2020 and the Company recorded stock-based compensation of $2,100,000 as the fair value of the warrants using a Black Scholes valuation model using the following input values.

Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

As of the closing of the Company’s July through December 31, 2020 private placement offering, the estimated grant date fair value of approximately $0.20 per share associated with the warrants to purchase up to 3,465,000 shares of common stock issued in this offering, or a total of approximately $0.4 million, was recorded to additional paid-in capital on a relative fair value basis. All warrants sold in this offering had an exercise price of $0.20 per share of the Company stock or $1.00 per share of Edge Point, subject to adjustment, are exercisable immediately and expire three years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation model using the following input values:

Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.13%-0.15%
Dividend yields	0.00%

The Company recorded an initial debt discount of approximately $0.7 million representing the intrinsic value of the conversion option embedded in the convertible debt instrument based upon the difference between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company recognized amortization expense related to the debt discount and debt issuance costs of $412,318 for the year ended December 31, 2020, which is included in interest expense in the consolidated statements of operations. No similar expense was recorded for the same period in 2019.